Note 11 - Finance Cost and Income (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of finance cost [text block]
	2018	2017	2016
Interest expense	(1,281.2)	(1,571.6)	(1,547.3)
Capitalized borrowings	0.4	2.3	3.9
Net Interest on pension plans	(103.0)	(77.6)	(105.6)
Losses on hedging instruments and exclusive investment funds	(1,266.1)	(616.7)	(1,575.1)
Interest on provision for disputes and litigations	(132.7)	(225.9)	(619.5)
Exchange variation	(756.9)	(339.5)	(310.4)
Interest and foreign exchange rate on loans	(8.0)	(16.8)	–
Financial instruments at fair value through profit or loss	(107.1)	–	–
Tax on financial transactions	(337.6)	(179.7)	(224.6)
Bank guarantee expenses	(126.3)	(89.5)	(87.1)
Other financial results	(264.6)	(176.5)	(132.2)
	(4,383.1)	(3,291.5)	(4,597.9)

Non-recurring finance cost	(179.1)	(976.8)	–
	(4,562.2)	(4,268.3)	(4,597.9)

Disclosure of interest expense [text block]
	2018	2017	2016
Financial instruments measured at amortized cost	(597.6)	(477.6)	(545.6)
Financial instruments at fair value through profit or loss	(683.6)	(1,076.2)	(961.0)
Fair value hedge - hedged items	–	(19.7)	(49.3)
Fair value hedge - hedging instruments	–	1.9	8.6
	(1,281.2)	(1,571.6)	(1,547.3)

Disclosure of finance income [text block]
	2018	2017	2016
Interest income	454.0	458.8	513.6
Gains on derivative and exclusive investment funds	84.9	73.7	113.5
Financial instruments at fair value through profit or loss	–	227.6	247.5
Other financial results	17.4	14.3	21.3
	556.3	774.4	895.9

Effect of application of IAS 29 (hyperinflation)	182.5	–	–
	738.8	774.4	895.9
	2018	2017	2016
Cash and cash equivalents	270.7	233.4	241.5
Investment securities held for trading	12.9	26.9	51.1
Other receivables	170.4	198.5	221.0
	454.0	458.8	513.6